COMPARATIVE AMOUNT	12 Months Ended
Dec. 31, 2021
COMPARATIVE AMOUNT
COMPARATIVE AMOUNT

45    COMPARATIVE AMOUNT

Certain comparative amounts have been restated as a result of the business combinations under common control as disclosed in Note 39 and changes in accounting policies (Note 2.1.6).